Income Taxes (Income before Income Tax Expense by Jurisdiction) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 870,842	¥ 1,661,819	¥ 272,543
Domestic Income (loss) [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	228,018	803,057	(413,499)
Foreign Income [Member]
Income Taxes [Line Items]
Income (loss) before income tax expense (benefit)	¥ 642,824	¥ 858,762	¥ 686,042